Shareholder Fees - FidelityAdvisorFreedomFunds-Z6ComboPRO	May 30, 2023 USD ($)
FidelityAdvisorFreedomFunds-Z6ComboPRO | Fidelity Advisor Freedom Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none